Quarterly Holdings Report
for
Fidelity® Global High Income Fund
January 31, 2023
GHI-NPRT3-0423
1.926257.111
Corporate Bonds - 81.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.8%
Broadcasting - 0.8%
DISH Network Corp.:
0% 12/15/25		86,000	56,717
2.375% 3/15/24		210,000	194,565
3.375% 8/15/26		646,000	422,673
			673,955
Diversified Financial Services - 0.4%
New Cotai LLC 5% 2/24/27 (b)		150,721	323,840
Energy - 0.6%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		27,566	176,571
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		47,694	305,499
			482,070
TOTAL CONVERTIBLE BONDS			1,479,865
Nonconvertible Bonds - 79.6%
Aerospace - 1.5%
ATI, Inc.:
4.875% 10/1/29		35,000	32,030
5.125% 10/1/31		25,000	22,719
5.875% 12/1/27		70,000	67,537
Bombardier, Inc.:
6% 2/15/28 (d)		110,000	104,322
7.875% 4/15/27 (d)		170,000	169,334
Embraer Netherlands Finance BV 5.05% 6/15/25		75,000	73,842
Moog, Inc. 4.25% 12/15/27 (d)		20,000	18,550
Rolls-Royce PLC 5.75% 10/15/27 (d)		55,000	53,456
TransDigm, Inc.:
4.875% 5/1/29		200,000	180,095
5.5% 11/15/27		335,000	319,925
6.25% 3/15/26 (d)		180,000	179,937
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)		45,000	21,825
			1,243,572
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (d)		65,000	60,125
Allegiant Travel Co. 7.25% 8/15/27 (d)		40,000	39,104
Azul Investments LLP 5.875% 10/26/24 (d)		200,000	150,475
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		49,500	50,010
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		38,896	39,674
United Airlines, Inc.:
4.375% 4/15/26 (d)		80,000	75,947
4.625% 4/15/29 (d)		50,000	45,606
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	42,000
			502,941
Automotive - 0.6%
Ford Motor Credit Co. LLC 3.625% 6/17/31		600,000	499,002
Automotive & Auto Parts - 2.5%
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	119,000	115,790
Dana, Inc. 4.25% 9/1/30		40,000	33,852
Faurecia SA:
2.375% 6/15/29 (Reg. S)	EUR	200,000	173,926
2.75% 2/15/27 (Reg. S)	EUR	136,000	130,879
Ford Motor Co. 3.25% 2/12/32		140,000	111,100
Ford Motor Credit Co. LLC:
1.355% 2/7/25	EUR	100,000	102,276
2.9% 2/16/28		50,000	43,022
3.25% 9/15/25	EUR	100,000	104,629
5.125% 6/16/25		170,000	167,088
Jaguar Land Rover Automotive PLC:
4.5% 1/15/26 (Reg. S)	EUR	100,000	100,100
6.875% 11/15/26 (Reg. S)	EUR	100,000	103,288
LCM Investments Holdings 4.875% 5/1/29 (d)		70,000	57,768
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		45,000	40,415
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		25,000	19,063
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		20,000	14,850
Renault SA 2.375% 5/25/26 (Reg. S)	EUR	100,000	99,820
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)		200,000	194,500
Thor Industries, Inc. 4% 10/15/29 (d)		100,000	83,152
Valeo SA 5.375% 5/28/27 (Reg. S)	EUR	100,000	109,302
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	43,274
ZF Finance GmbH:
2% 5/6/27 (Reg. S)	EUR	100,000	93,090
5.75% 8/3/26 (Reg. S)	EUR	100,000	109,259
			2,050,443
Banks & Thrifts - 3.2%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	176,000
Ally Financial, Inc.:
8% 11/1/31		155,000	169,938
8% 11/1/31		118,000	129,959
Alpha Bank SA 2.5% 3/23/28 (Reg. S) (e)	EUR	100,000	90,291
Banca Monte dei Paschi di Siena SpA Eur Swap Annual 5Y Index + 5.000% 7.677% 1/18/28 (e)(f)	EUR	100,000	94,673
Banco BPM SpA 3.375% 1/19/32 (Reg. S) (e)	EUR	200,000	186,633
Banco Comercial Portugues SA 1.75% 4/7/28 (Reg. S) (e)	EUR	100,000	89,272
Banco de Credito Social Cooperativo SA 8% 9/22/26 (Reg. S) (e)	EUR	100,000	111,705
Banco de Sabadell SA 9.375% (Reg. S) (e)(g)	EUR	200,000	226,073
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	193,413
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	238,125
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		250,000	227,654
Deutsche Bank AG 10% (Reg. S) (e)(g)	EUR	200,000	232,650
Intesa Sanpaolo SpA 2.925% 10/14/30 (Reg. S)	EUR	100,000	89,804
Kasikornbank PCL 3.343% 10/2/31 (Reg. S) (e)		200,000	178,746
Piraeus Bank SA 3.875% 11/3/27 (Reg. S) (e)	EUR	100,000	94,912
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)		130,000	114,647
			2,644,495
Broadcasting - 1.7%
Cable Onda SA 4.5% 1/30/30 (d)		200,000	176,125
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		75,000	61,125
7.75% 4/15/28 (d)		35,000	29,776
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	5,163
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		90,000	69,212
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	71,443
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		50,000	41,771
5.375% 1/15/31 (d)		25,000	20,175
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	53,550
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		315,000	280,382
4.125% 7/1/30 (d)		65,000	55,746
Summer (BC) Holdco A SARL 9.25% 10/31/27 (Reg. S)	EUR	90,105	79,459
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	97,979
TEGNA, Inc. 5% 9/15/29		85,000	80,071
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (h)		200,000	92,000
Univision Communications, Inc.:
4.5% 5/1/29 (d)		100,000	86,042
6.625% 6/1/27 (d)		110,000	107,800
			1,407,819
Building Materials - 1.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		115,000	109,465
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	192,215
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	102,466
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		20,000	16,629
PGT Innovations, Inc. 4.375% 10/1/29 (d)		365,000	314,896
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		55,000	50,245
6% 12/1/29 (d)		55,000	46,984
6.125% 7/1/29 (d)		30,000	25,797
Victors Merger Corp. 6.375% 5/15/29 (d)		100,000	60,954
			919,651
Cable/Satellite TV - 2.5%
Adria Bidco BV 3.125% 2/15/26 (Reg. S)	EUR	100,000	93,408
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	154,806
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		100,000	83,305
4.25% 1/15/34 (d)		115,000	89,648
4.5% 8/15/30 (d)		195,000	166,620
4.5% 6/1/33 (d)		120,000	97,500
5.125% 5/1/27 (d)		225,000	214,436
CSC Holdings LLC:
4.5% 11/15/31 (d)		65,000	47,871
4.625% 12/1/30 (d)		75,000	44,348
5% 11/15/31 (d)		65,000	38,994
5.75% 1/15/30 (d)		100,000	63,000
7.5% 4/1/28 (d)		230,000	168,190
DISH DBS Corp.:
5% 3/15/23		250,000	249,518
5.75% 12/1/28 (d)		45,000	36,818
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	114,866
6.5% 9/15/28 (d)		110,000	57,309
UPCB Finance VII Ltd. 3.625% 6/15/29 (Reg. S)	EUR	100,000	98,086
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		35,000	28,928
6% 1/15/27 (d)		160,000	151,325
Ziggo BV 4.875% 1/15/30 (d)		50,000	43,552
			2,042,528
Capital Goods - 0.1%
Tk Elevator Midco GmbH 4.375% 7/15/27 (Reg. S)	EUR	100,000	98,181
Chemicals - 3.0%
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	44,511
5.375% 3/15/44		80,000	76,798
CVR Partners LP 6.125% 6/15/28 (d)		90,000	81,453
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (d)		200,000	180,250
3.375% 5/12/26 (Reg. S)		200,000	180,250
INEOS Finance PLC 2.875% 5/1/26	EUR	100,000	97,759
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	96,892
Italmatch Chemicals SpA 3 month EURIBOR + 5.500% 5.5% 2/6/28 (Reg. S) (e)(f)	EUR	100,000	104,231
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)		185,000	139,675
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		10,000	9,078
7% 12/31/27 (d)		15,000	13,073
LSB Industries, Inc. 6.25% 10/15/28 (d)		20,000	18,020
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	198,900
NOVA Chemicals Corp. 4.25% 5/15/29 (d)		75,000	64,460
OCP SA:
3.75% 6/23/31 (d)		200,000	168,500
4.5% 10/22/25 (d)		200,000	193,850
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	184,020
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		70,000	61,600
6.625% 5/1/29 (d)		45,000	38,484
The Chemours Co. LLC:
4.625% 11/15/29 (d)		70,000	58,486
5.375% 5/15/27		75,000	69,336
5.75% 11/15/28 (d)		230,000	209,588
Tronox, Inc. 4.625% 3/15/29 (d)		55,000	47,025
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)		70,000	64,946
5.625% 8/15/29 (d)		70,000	58,345
			2,459,530
Consumer Products - 1.2%
Central Garden & Pet Co. 4.125% 10/15/30		35,000	29,761
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		45,000	41,400
5.875% 4/1/29 (d)		45,000	37,463
Gannett Holdings LLC 6% 11/1/26 (d)		45,000	34,799
Kernel Holding SA 6.75% 10/27/27 (d)		100,000	40,738
Mattel, Inc. 3.375% 4/1/26 (d)		20,000	18,650
Meituan 2.125% 10/28/25 (d)		200,000	181,100
Natura Cosmeticos SA 4.125% 5/3/28 (d)		50,000	41,260
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		75,000	73,706
Prosus NV 4.027% 8/3/50 (d)		200,000	133,875
Rakuten Group, Inc. 10.25% 11/30/24 (d)		200,000	202,494
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		75,000	61,793
4% 4/15/29 (d)		60,000	52,405
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	32,400
TKC Holdings, Inc. 10.5% 5/15/29 (d)		45,000	27,427
			1,009,271
Containers - 0.9%
ARD Finance SA:
5% 6/30/27 pay-in-kind (Reg. S) (e)	EUR	100,000	82,095
6.5% 6/30/27 pay-in-kind (d)(e)		70,000	54,911
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 2.125% 8/15/26 (Reg. S)	EUR	200,000	187,717
Ball Corp. 4.875% 3/15/26		85,000	83,727
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	38,960
CANPACK SA and Eastern PA Land Investment Holding LLC 2.375% 11/1/27 (Reg. S)	EUR	100,000	90,505
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	26,220
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		35,000	30,302
Huhtamaki Oyj 4.25% 6/9/27 (Reg. S)	EUR	100,000	106,598
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	38,366
			739,401
Diversified Financial Services - 3.9%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		30,000	26,499
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		290,000	187,050
3.625% 10/1/31 (d)		185,000	107,763
FLY Leasing Ltd. 7% 10/15/24 (d)		105,000	90,136
Fortune Star (BVI) Ltd. 6.85% 7/2/24 (Reg. S)		200,000	185,500
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	82,623
Hightower Holding LLC 6.75% 4/15/29 (d)		25,000	21,521
HTA Group Ltd. 7% 12/18/25 (d)		200,000	187,913
Huarong Finance II Co. Ltd. 5.5% 1/16/25 (Reg. S)		200,000	193,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	143,684
4.75% 9/15/24		90,000	87,863
5.25% 5/15/27		400,000	373,500
6.375% 12/15/25		295,000	292,422
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		200,000	194,800
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	49,616	53,600
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	100,000	86,653
OneMain Finance Corp.:
4% 9/15/30		165,000	131,578
7.125% 3/15/26		200,000	198,691
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	19,980
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		200,000	175,500
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	95,945
3.875% 7/15/26 (Reg. S)	EUR	125,000	125,630
Vivion Investments SARL 3% 8/8/24 (Reg. S)	EUR	100,000	91,321
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (b)(h)		200,000	20,100
			3,173,622
Diversified Media - 0.3%
Allen Media LLC 10.5% 2/15/28 (d)		220,000	88,915
Lamar Media Corp. 4.875% 1/15/29		45,000	42,351
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	70,200
			201,466
Energy - 12.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	135,800
5.75% 1/15/28 (d)		60,000	57,375
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	66,500
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		200,000	178,000
California Resources Corp. 7.125% 2/1/26 (d)		95,000	92,459
Canacol Energy Ltd. 5.75% 11/24/28 (d)		95,000	84,093
Centennial Resource Production LLC 5.875% 7/1/29 (d)		80,000	74,800
Cheniere Energy, Inc. 4.625% 10/15/28		95,000	90,454
Citgo Holding, Inc. 9.25% 8/1/24 (d)		70,000	70,350
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		70,000	68,591
7% 6/15/25 (d)		130,000	128,905
CNX Resources Corp. 6% 1/15/29 (d)		25,000	22,949
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		50,000	42,875
6.75% 3/1/29 (d)		90,000	83,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		285,000	270,370
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		25,000	22,899
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	135,100
5.75% 2/15/28 (d)		115,000	105,225
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(e)		60,000	59,250
8.125% 8/16/30		5,000	5,702
Delek Logistics Partners LP 7.125% 6/1/28 (d)		45,000	41,276
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		130,000	129,285
DT Midstream, Inc.:
4.125% 6/15/29 (d)		75,000	65,813
4.375% 6/15/31 (d)		75,000	65,604
Ecopetrol SA 8.875% 1/13/33		40,000	40,952
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	97,603
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		125,000	122,500
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (d)		40,000	39,000
4.875% 3/30/26 (Reg. S) (d)		40,000	37,350
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		200,000	144,156
EnLink Midstream LLC 5.625% 1/15/28 (d)		25,000	24,438
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	68,741
EQT Corp.:
3.125% 5/15/26 (d)		50,000	46,756
3.625% 5/15/31 (d)		50,000	43,764
5% 1/15/29		55,000	53,315
GeoPark Ltd. 5.5% 1/17/27 (d)		200,000	177,413
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	51,904
Harvest Midstream I LP 7.5% 9/1/28 (d)		135,000	132,806
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		50,000	43,790
5.125% 6/15/28 (d)		80,000	75,339
5.5% 10/15/30 (d)		30,000	27,978
5.625% 2/15/26 (d)		100,000	99,012
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	166,538
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		200,000	190,538
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	89,775
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		160,000	143,978
Leeward Renewable Energy LLC 4.25% 7/1/29 (d)		170,000	149,379
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		150,000	148,875
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		328,526	286,540
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (Reg. S)		200,000	189,725
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	198,700
MEG Energy Corp. 5.875% 2/1/29 (d)		110,000	105,050
Nabors Industries, Inc. 5.75% 2/1/25		105,000	101,803
New Fortress Energy, Inc. 6.75% 9/15/25 (d)		55,000	52,615
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		190,000	180,435
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)		90,000	89,647
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(h)		400,000	103,824
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	35,236
5.875% 9/1/25		40,000	40,488
6.125% 1/1/31		80,000	83,495
6.375% 9/1/28		145,000	150,544
6.6% 3/15/46		55,000	58,568
6.625% 9/1/30		195,000	207,021
6.95% 7/1/24		31,000	31,562
7.5% 5/1/31		230,000	255,875
8.875% 7/15/30		145,000	170,738
Oleoducto Central SA 4% 7/14/27 (d)		200,000	176,913
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	192,350
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	150,854
7.25% 6/15/25		70,000	69,738
Petroleos Mexicanos:
4.25% 1/15/25		185,000	176,999
4.875% 2/21/28 (Reg. S)	EUR	100,000	95,044
6.49% 1/23/27		175,000	163,704
7.69% 1/23/50		75,000	56,006
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		100,000	96,206
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (e)	EUR	100,000	106,236
Rio Oil Finance Trust 9.25% 7/6/24 (d)		26,943	27,192
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		200,000	184,060
3.5% 4/16/29 (d)		200,000	187,350
SM Energy Co.:
6.5% 7/15/28		25,000	23,847
6.625% 1/15/27		65,000	63,170
6.75% 9/15/26		25,000	24,609
Southwestern Energy Co.:
4.75% 2/1/32		65,000	57,299
5.375% 2/1/29		115,000	108,059
8.375% 9/15/28		60,000	63,020
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	45,235
6% 4/15/27		175,000	174,900
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		55,000	50,093
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		100,000	75,375
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		155,000	144,538
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		28,115	27,904
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		70,000	65,485
Tullow Oil PLC:
7% 3/1/25 (d)		200,000	142,000
10.25% 5/15/26 (d)		358,000	306,985
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	34,351
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)		10,000	10,100
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		70,000	62,300
4.125% 8/15/31 (d)		70,000	62,059
6.25% 1/15/30 (d)		155,000	157,911
YPF SA 8.5% 3/23/25 (d)		231,875	218,586
			10,254,944
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	74,000
Environmental - 0.4%
Clean Harbors, Inc. 6.375% 2/1/31 (d)		20,000	20,374
Covanta Holding Corp. 4.875% 12/1/29 (d)		40,000	34,950
Madison IAQ LLC:
4.125% 6/30/28 (d)		55,000	48,412
5.875% 6/30/29 (d)		85,000	67,425
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	106,187
Stericycle, Inc. 3.875% 1/15/29 (d)		35,000	31,054
			308,402
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		35,000	30,188
4.625% 1/15/27 (d)		130,000	123,247
4.875% 2/15/30 (d)		275,000	252,955
BellRing Brands, Inc. 7% 3/15/30 (d)		25,000	24,815
Camposol SA 6% 2/3/27 (d)		200,000	116,350
Casino Guichard Perrachon SA 4.048% 8/5/26 (Reg. S) (e)	EUR	100,000	63,848
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	15,223
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		25,000	20,917
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	94,535
			742,078
Food/Beverage/Tobacco - 1.5%
Adecoagro SA 6% 9/21/27 (d)		100,000	95,488
BRF SA 4.875% 1/24/30 (d)		25,000	21,120
C&S Group Enterprises LLC 5% 12/15/28 (d)		40,000	30,850
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	190,808
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	27,375
7.5% 4/15/25 (d)		15,000	14,714
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)		120,000	116,610
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		48,000	48,000
Kraft Heinz Foods Co.:
4.375% 6/1/46		15,000	13,045
4.875% 10/1/49		85,000	79,067
5.5% 6/1/50		25,000	25,366
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		70,000	63,088
MARB BondCo PLC 3.95% 1/29/31 (d)		100,000	78,476
MHP SA 7.75% 5/10/24 (d)		100,000	49,769
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		65,000	63,103
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		40,000	35,690
5.5% 10/15/27 (d)		100,000	96,250
Post Holdings, Inc. 4.625% 4/15/30 (d)		34,000	29,920
TreeHouse Foods, Inc. 4% 9/1/28		20,000	16,680
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		30,000	23,813
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		35,000	31,332
4.75% 2/15/29 (d)		80,000	73,184
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	38,600
			1,262,348
Gaming - 3.1%
Affinity Gaming LLC 6.875% 12/15/27 (d)		20,000	17,905
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		90,000	76,950
6.25% 7/1/25 (d)		110,000	109,576
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		135,000	127,913
Cirsa Finance International SARL:
6.25% 12/20/23 (Reg. S)	EUR	24,133	26,105
10.375% 11/30/27 (Reg. S)	EUR	100,000	113,943
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)		90,000	79,431
6.75% 1/15/30 (d)		160,000	132,800
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		200,000	161,280
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	94,295
5.375% 4/15/26		30,000	29,969
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		40,000	37,202
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	171,200
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	180,250
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	186,750
Sands China Ltd. 5.9% 8/8/28		200,000	195,000
Station Casinos LLC 4.625% 12/1/31 (d)		115,000	96,935
Studio City Finance Ltd.:
5% 1/15/29 (Reg. S)		200,000	160,874
6.5% 1/15/28 (d)		110,000	97,625
6.5% 1/15/28 (Reg. S)		200,000	177,500
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (d)		70,000	69,633
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	207,188
			2,550,324
Healthcare - 4.8%
1375209 BC Ltd. 9% 1/30/28 (d)		14,000	13,948
AHP Health Partners, Inc. 5.75% 7/15/29 (d)		80,000	65,815
Avantor Funding, Inc. 3.875% 11/1/29 (d)		70,000	61,534
Bausch Health Companies, Inc.:
11% 9/30/28 (d)		25,000	19,560
14% 10/15/30 (d)		4,000	2,497
Bayer AG 3.125% 11/12/79 (Reg. S) (e)	EUR	100,000	95,530
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	18,916
Centene Corp.:
3.375% 2/15/30		160,000	140,659
4.625% 12/15/29		105,000	99,756
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		20,000	17,814
4% 3/15/31 (d)		55,000	48,523
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		75,000	57,374
5.25% 5/15/30 (d)		155,000	125,073
6% 1/15/29 (d)		140,000	122,885
6.125% 4/1/30 (d)		170,000	102,193
6.875% 4/15/29 (d)		75,000	47,438
8% 3/15/26 (d)		335,000	323,393
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	46,650
4.625% 6/1/30 (d)		160,000	134,800
Encompass Health Corp. 5.75% 9/15/25		15,000	14,888
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	106,501
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		200,000	173,924
HealthEquity, Inc. 4.5% 10/1/29 (d)		30,000	26,859
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	48,390
Jazz Securities DAC 4.375% 1/15/29 (d)		55,000	50,179
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		50,000	43,007
3.875% 5/15/32 (d)		100,000	83,838
4.375% 6/15/28 (d)		40,000	36,942
Nidda Healthcare Holding AG 7.5% 8/21/26 (Reg. S)	EUR	100,000	105,878
Option Care Health, Inc. 4.375% 10/31/29 (d)		30,000	25,915
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	139,243
4.125% 4/30/28 (d)		80,000	72,356
5.125% 4/30/31 (d)		80,000	72,223
Owens & Minor, Inc. 6.625% 4/1/30 (d)		115,000	101,695
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		50,000	40,800
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		16,000	15,888
10% 4/15/27 (d)		40,000	40,799
Teleflex, Inc. 4.625% 11/15/27		30,000	28,641
Tenet Healthcare Corp.:
4.25% 6/1/29		250,000	222,601
4.375% 1/15/30		210,000	186,675
4.625% 7/15/24		32,000	31,560
6.125% 10/1/28		210,000	196,367
6.25% 2/1/27 (d)		195,000	187,688
6.875% 11/15/31		10,000	9,214
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	83,778
3.15% 10/1/26		75,000	67,188
4.1% 10/1/46		200,000	137,129
			3,894,524
Homebuilders/Real Estate - 3.0%
Arcosa, Inc. 4.375% 4/15/29 (d)		40,000	35,771
Aroundtown SA 1.625% (Reg. S) (e)(g)	EUR	100,000	36,704
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		40,000	33,400
6.625% 1/15/28 (d)		5,000	4,561
China Aoyuan Group Ltd.:
5.88% 3/1/27 (Reg. S) (h)		200,000	20,500
6.2% 3/24/26 (Reg. S) (h)		200,000	20,500
China Evergrande Group 8.25% 12/31/99 (Reg. S) (h)		200,000	20,500
China SCE Property Holdings Ltd. 7.375% 4/9/24 (Reg. S)		200,000	125,000
CIFI Holdings Group Co. Ltd. 4.375% 4/12/27 (Reg. S) (h)		200,000	61,000
Easy Tactic Ltd. 7.5% 7/11/28 pay-in-kind (e)		216,075	64,823
Jinke Properties Group Co. Ltd. 6.85% 5/28/24 (Reg. S)		200,000	28,100
Kaisa Group Holdings Ltd. 11.5% 1/30/23 (Reg. S) (h)		200,000	36,500
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	46,200
5% 3/1/31		55,000	44,864
KWG Group Holdings Ltd. 6% 1/14/24		190,000	100,700
Modernland Overseas Pte Ltd.:
3% 4/30/27 pay-in-kind (Reg. S) (e)		2,803	561
3% 4/30/27 pay-in-kind (e)		106,828	21,366
New Home Co., Inc. 7.25% 10/15/25 (d)		35,000	30,363
New Metro Global Ltd. 4.8% 12/15/24 (Reg. S)		285,000	242,250
Powerlong Real Estate Holding Ltd. 5.95% 4/30/25 (Reg. S)		200,000	59,100
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		30,000	23,475
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		110,000	82,500
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S) (h)		220,000	41,250
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	160,500
Scenery Journey Ltd. 11.5% 10/24/22 (Reg. S) (h)		200,000	13,500
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	71,882
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S) (h)		200,000	57,000
7.5% 2/1/24 (Reg. S) (h)		200,000	57,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	77,601
5.875% 6/15/27 (d)		55,000	54,062
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	151,538
Times China Holdings Ltd. 6.75% 7/8/25 (Reg. S)		200,000	37,500
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	14,073
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		55,000	44,974
6.5% 2/15/29 (d)		85,000	59,075
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (d)		205,000	189,409
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	21,756
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S) (h)		220,000	4,400
10% 12/31/49 (Reg. S) (h)		200,000	3,475
Yanlord Land Group Ltd. 6.8% 2/27/24 (Reg. S)		250,000	243,125
			2,440,858
Hotels - 0.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		125,000	135,000
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		40,000	33,590
3.75% 5/1/29 (d)		35,000	31,084
Lindblad Expeditions LLC 6.75% 2/15/27 (d)		65,000	63,606
			263,280
Insurance - 1.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		250,000	237,843
10.125% 8/1/26 (d)		35,000	35,000
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)		190,000	165,532
6.75% 10/15/27 (d)		225,000	210,449
AmWINS Group, Inc. 4.875% 6/30/29 (d)		40,000	35,087
AssuredPartners, Inc. 5.625% 1/15/29 (d)		30,000	25,661
HUB International Ltd.:
5.625% 12/1/29 (d)		60,000	53,692
7% 5/1/26 (d)		190,000	188,106
MGIC Investment Corp. 5.25% 8/15/28		40,000	37,708
USI, Inc. 6.875% 5/1/25 (d)		275,000	273,708
			1,262,786
Leisure - 1.6%
Carnival Corp.:
5.75% 3/1/27 (d)		135,000	112,050
9.875% 8/1/27 (d)		210,000	215,775
10.5% 2/1/26 (d)		75,000	78,443
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		20,000	17,300
5.875% 2/15/27 (d)		90,000	84,240
7.75% 2/15/29 (d)		80,000	68,634
NCL Finance Ltd. 6.125% 3/15/28 (d)		25,000	20,313
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		130,000	112,775
5.375% 7/15/27 (d)		60,000	52,193
5.5% 8/31/26 (d)		135,000	120,820
11.625% 8/15/27 (d)		220,000	233,463
Studio City Co. Ltd. 7% 2/15/27 (d)		75,000	72,375
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	35,167
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	53,015
			1,276,563
Metals/Mining - 3.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		70,000	64,837
Alpha Natural Resources, Inc. 9.75% 12/31/99 (b)(h)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	164,038
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		40,000	37,302
4.875% 3/1/31 (d)		40,000	37,365
Endeavour Mining PLC 5% 10/14/26 (d)		200,000	176,725
ERO Copper Corp. 6.5% 2/15/30 (d)		230,000	195,644
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)		105,000	100,933
6.875% 10/15/27 (d)		80,000	77,158
7.5% 4/1/25 (d)		130,000	128,057
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)		40,000	35,176
5.875% 4/15/30 (d)		130,000	126,750
Gcm Mining Corp. 6.875% 8/9/26 (d)		200,000	168,250
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	45,423
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	96,957
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	171,475
Mineral Resources Ltd.:
8% 11/1/27 (d)		85,000	87,023
8.5% 5/1/30 (d)		20,000	20,662
Novelis Corp. 3.875% 8/15/31 (d)		115,000	97,060
PT Freeport Indonesia 5.315% 4/14/32 (d)		200,000	189,522
Stillwater Mining Co. 4% 11/16/26 (d)		200,000	185,000
VM Holding SA 6.5% 1/18/28 (d)		200,000	197,425
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		100,000	88,038
			2,490,820
Paper - 0.5%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	34,388
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)		35,000	34,409
8.75% 4/15/30 (d)		200,000	176,757
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	84,007
Mercer International, Inc. 5.125% 2/1/29		55,000	47,036
SPA Holdings 3 OY 4.875% 2/4/28 (d)		45,000	38,490
			415,087
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		160,000	136,200
CEC Entertainment LLC 6.75% 5/1/26 (d)		60,000	55,500
Papa John's International, Inc. 3.875% 9/15/29 (d)		25,000	21,505
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	63,875
4.75% 1/15/30 (d)		200,000	187,050
			464,130
Services - 3.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		146,000	135,894
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		30,000	24,138
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	145,969
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		38,000	32,636
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		40,000	35,760
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		55,000	49,760
4% 7/1/29 (d)		30,000	26,888
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		440,000	359,590
CoreCivic, Inc. 8.25% 4/15/26		100,000	102,243
Elis SA 1.625% 4/3/28 (Reg. S)	EUR	100,000	93,631
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	511,485
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		90,000	79,205
Hertz Corp.:
4.625% 12/1/26 (d)		55,000	48,950
5% 12/1/29 (d)		70,000	57,225
5.5% 10/15/24 (b)(d)(h)		65,000	1,463
6% 1/15/28 (b)(d)(h)		85,000	4,994
6.25% 12/31/49 (b)(h)		60,000	75
7.125% 8/1/26 (b)(d)(h)		85,000	6,800
Intrum AB 3% 9/15/27 (Reg. S)	EUR	100,000	90,505
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		35,000	32,250
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	115,879
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	58,852
Service Corp. International 5.125% 6/1/29		35,000	33,516
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		200,000	183,038
The GEO Group, Inc.:
9.5% 12/31/28 (d)		170,000	164,475
10.5% 6/30/28		67,000	68,535
Uber Technologies, Inc. 6.25% 1/15/28 (d)		100,000	97,847
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		45,000	41,522
			2,603,125
Steel - 1.0%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		132,000	129,464
Commercial Metals Co. 3.875% 2/15/31		30,000	25,967
CSN Resources SA:
5.875% 4/8/32 (d)		40,000	36,300
7.625% 4/17/26 (d)		15,000	15,178
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		155,000	147,638
JSW Steel Ltd. 3.95% 4/5/27 (d)		200,000	176,000
Metinvest BV 5.625% 6/17/25 (Reg. S)	EUR	100,000	59,250
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		20,000	18,021
TMK Capital SA 4.3% 2/12/27 (Reg. S) (h)		200,000	94,000
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	100,000	109,521
			811,339
Super Retail - 1.2%
Academy Ltd. 6% 11/15/27 (d)		75,000	72,960
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	18,986
4.625% 11/15/29 (d)		45,000	39,710
4.75% 3/1/30		20,000	17,495
5% 2/15/32 (d)		45,000	38,810
At Home Group, Inc.:
4.875% 7/15/28 (d)		35,000	25,200
7.125% 7/15/29 (d)		45,000	27,897
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		110,000	107,490
Carvana Co. 4.875% 9/1/29 (d)		61,000	27,145
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	231,705
8.5% 10/30/25 (d)		50,000	47,125
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	175,892
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)		30,000	27,383
6.125% 3/15/32 (d)		35,000	31,325
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		65,000	54,204
7.875% 5/1/29 (d)		95,000	72,200
			1,015,527
Technology - 4.2%
Acuris Finance U.S. 5% 5/1/28 (d)		170,000	138,874
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		265,000	219,556
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	53,250
Block, Inc.:
2.75% 6/1/26		75,000	68,163
3.5% 6/1/31		75,000	62,626
CA Magnum Holdings 5.375% (d)(g)		400,000	368,000
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	142,670
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	74,280
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	100,000	93,196
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		120,000	119,687
Coherent Corp. 5% 12/15/29 (d)		45,000	40,867
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	60,066
Elastic NV 4.125% 7/15/29 (d)		40,000	34,231
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	109,549
Iliad SA 5.375% 6/14/27 (Reg. S)	EUR	200,000	217,430
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	169,163
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		100,000	86,000
5.625% 2/15/29 (d)		65,000	61,107
MicroStrategy, Inc. 6.125% 6/15/28 (d)		235,000	198,317
NCR Corp. 5.125% 4/15/29 (d)		45,000	39,197
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	28,050
onsemi 3.875% 9/1/28 (d)		70,000	63,876
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		200,000	168,415
Qorvo, Inc. 4.375% 10/15/29		45,000	40,639
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		100,000	60,125
5.375% 12/1/28 (d)		30,000	11,053
Roblox Corp. 3.875% 5/1/30 (d)		185,000	156,223
Sensata Technologies BV 4% 4/15/29 (d)		65,000	58,260
SK Hynix, Inc. 6.5% 1/17/33		200,000	202,827
SoftBank Group Corp. 3.875% 7/6/32 (Reg. S)	EUR	100,000	82,960
Synaptics, Inc. 4% 6/15/29 (d)		30,000	25,977
TTM Technologies, Inc. 4% 3/1/29 (d)		60,000	52,425
Uber Technologies, Inc. 7.5% 9/15/27 (d)		90,000	91,383
Unisys Corp. 6.875% 11/1/27 (d)		30,000	22,725
			3,421,167
Telecommunications - 7.1%
Altice France Holding SA 6% 2/15/28 (d)		75,000	50,438
Altice France SA:
4.25% 10/15/29 (Reg. S)	EUR	120,000	100,453
5.125% 1/15/29 (d)		50,000	39,188
5.125% 7/15/29 (d)		120,000	93,816
5.5% 1/15/28 (d)		130,000	107,968
AXIAN Telecom 7.375% 2/16/27 (d)		200,000	182,788
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		340,000	323,435
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	25,499
5.625% 9/15/28 (d)		20,000	15,350
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	100,000	88,122
Consolidated Communications, Inc. 5% 10/1/28 (d)		135,000	101,277
CT Trust 5.125% 2/3/32 (d)		200,000	174,500
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	58,247
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		55,000	50,003
5.875% 10/15/27 (d)		50,000	47,746
5.875% 11/1/29		14,771	12,042
6% 1/15/30 (d)		95,000	78,036
6.75% 5/1/29 (d)		60,000	51,450
8.75% 5/15/30 (d)		65,000	67,356
Holdco SASU 5.125% 10/15/26 (Reg. S)	EUR	115,000	118,954
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	179,663
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(h)		200,000	0
6.5% 3/15/30 (d)		135,000	122,580
8.5% 10/15/24 (b)(d)(h)		45,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		400,000	348,258
6.75% 10/15/27 (d)		90,000	87,152
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)		95,000	69,449
4.25% 7/1/28 (d)		75,000	59,437
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		200,000	151,350
Lorca Telecom Bondco SAU 4% 9/18/27 (Reg. S)	EUR	100,000	99,601
Millicom International Cellular SA 5.125% 1/15/28 (d)		225,000	200,925
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		50,000	45,379
6% 2/15/28 (d)		20,000	16,511
Sable International Finance Ltd. 5.75% 9/7/27 (d)		180,000	170,100
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	46,168
SBA Communications Corp.:
3.125% 2/1/29		100,000	84,718
3.875% 2/15/27		200,000	184,707
Sprint Capital Corp. 8.75% 3/15/32		530,000	653,739
Telecom Italia SpA:
2.75% 4/15/25 (Reg. S)	EUR	100,000	101,649
4% 4/11/24 (Reg. S)	EUR	100,000	106,628
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	186,288
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	189,413
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	173,145
Uniti Group, Inc. 6% 1/15/30 (d)		210,000	139,197
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		176,000	122,210
Windstream Escrow LLC 7.75% 8/15/28 (d)		295,000	238,811
WP/AP Telecom Holdings III BV 5.5% 1/15/30 (Reg. S)	EUR	131,000	118,999
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	91,437
6.125% 3/1/28 (d)		60,000	41,250
			5,815,432
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)		75,000	62,372
4.25% 3/15/29 (d)		40,000	34,850
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	96,516
Victoria's Secret & Co. 4.625% 7/15/29 (d)		50,000	41,537
			235,275
Transportation Ex Air/Rail - 0.6%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	115,000	124,252
1.75% 6/26/26 (Reg. S)	EUR	100,000	100,243
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		40,000	33,710
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	108,419
Seaspan Corp. 5.5% 8/1/29 (d)		110,000	83,563
			450,187
Utilities - 4.9%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	37,728
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	121,000	109,778
DPL, Inc.:
4.125% 7/1/25		180,000	171,380
4.35% 4/15/29		215,000	196,377
Enel SpA 6.375% (Reg. S) (e)(g)	EUR	100,000	110,901
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (d)		45,000	44,083
8.45% 8/10/28 (d)		60,000	57,450
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	195,788
InterGen NV 7% 6/30/23 (d)		820,000	820,005
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		100,000	88,925
NextEra Energy Partners LP 4.25% 9/15/24 (d)		4,000	3,730
NRG Energy, Inc.:
3.875% 2/15/32 (d)		45,000	35,028
5.25% 6/15/29 (d)		60,000	54,150
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	7,265
3.95% 12/1/47		55,000	39,891
4.55% 7/1/30		415,000	387,059
4.95% 7/1/50		415,000	346,467
PG&E Corp. 5% 7/1/28		375,000	351,394
Pike Corp. 5.5% 9/1/28 (d)		240,000	211,838
PT Cikarang Listrindo Tbk 4.95% 9/14/26 (Reg. S)		200,000	189,038
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		70,000	70,000
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		162,160	157,093
Teollisuuden Voima Oyj 1.375% 6/23/28 (Reg. S)	EUR	198,000	182,765
Vertiv Group Corp. 4.125% 11/15/28 (d)		95,000	82,378
Vistra Operations Co. LLC 5.625% 2/15/27 (d)		60,000	57,944
			4,008,455
TOTAL NONCONVERTIBLE BONDS			65,052,573
TOTAL CORPORATE BONDS (Cost $75,941,721)			66,532,438

Government Obligations - 1.0%
		Principal Amount (a)	Value ($)
Germany - 0.4%
German Federal Republic 0% 9/15/23 (Reg. S)	EUR	290,000	310,344
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S) (h)		200,000	67,163
7.55% 3/28/30 (Reg. S) (h)		200,000	67,163
7.85% 3/14/29(Reg. S) (h)		200,000	66,522
TOTAL SRI LANKA			200,848
United States of America - 0.4%
U.S. Treasury Bonds 2.875% 5/15/52		336,000	289,538
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,214,069)			800,730

Common Stocks - 2.4%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	3,510	22,604
Energy - 1.6%
California Resources Corp.	5,929	253,346
California Resources Corp. warrants 10/27/24 (i)	530	5,804
Chesapeake Energy Corp.	2,294	198,936
Denbury, Inc. (i)	1,860	161,411
Denbury, Inc. warrants 9/18/25 (i)	1,038	60,380
EP Energy Corp. (b)(i)	7,975	53,672
Jonah Energy Parent LLC (b)(i)	3,631	204,534
Mesquite Energy, Inc. (b)(i)	3,543	212,208
Noble Corp. PLC (i)	204	8,301
Noble Corp. PLC:
warrants 2/4/28 (i)	600	15,000
warrants 2/4/28 (i)	600	13,860
PureWest Energy (b)	105	0
PureWest Energy rights (b)(i)	63	0
Superior Energy Services, Inc. Class A (b)(i)	609	44,841
Tidewater, Inc. warrants 11/14/42 (i)	1,897	90,554
TOTAL ENERGY		1,322,847
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(i)	125,816	101,911
Food & Drug Retail - 0.3%
Northeast Grocery, Inc. (b)(c)(i)	12,754	53,822
Southeastern Grocers, Inc. (b)(c)(i)	7,744	179,893
TOTAL FOOD & DRUG RETAIL		233,715
Telecommunications - 0.0%
Intelsat Jackson Holdings SA:
Series A rights (b)(i)	240	2,052
Series B rights (b)(i)	240	7,565
TOTAL TELECOMMUNICATIONS		9,617
Textiles/Apparel - 0.2%
Intelsat Emergence SA (b)	2,304	109,094
Utilities - 0.2%
Vistra Corp.	6,495	149,775
TOTAL COMMON STOCKS (Cost $1,300,007)		1,949,563

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Utilities - 0.2%
PG&E Corp. (Cost $97,767)	900	126,810

Bank Loan Obligations - 3.6%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (e)(f)(j)	75,861	75,663
Air Transportation - 0.5%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.3197% 11/23/28 (b)(e)(f)(j)	192,518	185,414
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.5697% 11/23/29 (b)(e)(f)(j)	257,000	247,517
TOTAL AIR TRANSPORTATION		432,931
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.2299% 2/1/27 (e)(f)(j)	28,327	28,115
Broadcasting - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(j)	10,164	9,141
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.8588% 2/25/29 (e)(f)(j)	49,750	45,490
Cable/Satellite TV - 0.4%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 8.5172% 1/31/26 (e)(f)(j)	370,000	355,200
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 5/7/25 (b)(e)(f)(j)	167,450	161,589
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (e)(f)(j)	80,000	76,417
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (e)(f)(j)	33,177	32,803
TOTAL CHEMICALS		270,809
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.06% 5/8/26 (b)(e)(f)(j)	82,363	79,481
Diversified Financial Services - 0.4%
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.0614% 10/31/26 (e)(f)(j)	12,946	12,909
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (e)(f)(j)	14,464	14,461
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(j)	325,030	321,293
TOTAL DIVERSIFIED FINANCIAL SERVICES		348,663
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(h)(j)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(h)(j)	28,000	0
TOTAL ENERGY		0
Gaming - 0.0%
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (e)(f)(j)	14,963	14,699
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 11/1/28 (e)(f)(j)	9,925	9,858
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (e)(f)(j)	34,738	34,426
TOTAL HEALTHCARE		44,284
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (e)(f)(j)	37,413	23,495
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 2/15/27 (e)(f)(j)	4,950	4,810
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/10/25 (e)(f)(j)	4,727	4,720
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/9/25 (e)(f)(j)	62,725	62,608
TOTAL INSURANCE		72,138
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 8/17/28 (e)(f)(j)	4,765	4,747
Railroad - 0.1%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6646% 11/23/29 (b)(e)(f)(j)	30,000	29,850
Services - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6614% 12/20/29 (e)(f)(j)	5,000	4,578
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (e)(f)(j)	10,000	8,646
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (e)(f)(j)	220,000	172,577
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.9799% 8/22/25 (e)(f)(j)	95,000	89,835
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.1699% 1/23/27 (e)(f)(j)	14,625	14,467
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(j)	39,300	30,875
TOTAL SERVICES		320,978
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 3/5/28 (e)(f)(j)	156,815	153,953
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (e)(f)(j)	24,625	22,578
TOTAL SUPER RETAIL		176,531
Technology - 0.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (e)(f)(j)	114,825	92,885
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (e)(f)(j)	88,703	83,898
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(j)(k)	10,870	10,281
MH Sub I LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/15/24 (e)(f)(j)	14,810	14,641
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (e)(f)(j)	19,350	19,143
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(j)	197,259	193,833
2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (e)(f)(j)	186,989	178,274
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (e)(f)(j)	14,588	14,451
TOTAL TECHNOLOGY		607,406
TOTAL BANK LOAN OBLIGATIONS (Cost $3,124,966)		2,939,621

Preferred Securities - 4.5%
		Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (e)(g)	EUR	100,000	92,822
Banks & Thrifts - 1.7%
AIB Group PLC 5.25% (Reg. S) (e)(g)	EUR	200,000	204,928
Axis Bank GIFT City 4.1% (Reg. S) (e)(g)		200,000	176,500
Bank of America Corp.:
4.3% (e)(g)		60,000	55,875
5.875% (e)(g)		190,000	181,925
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(g)		200,000	199,913
HDFC Bank Ltd. 3.7% (Reg. S) (e)(g)		200,000	174,500
Keb Hana Bank 3.5% (Reg. S) (e)(g)		200,000	179,000
Tinkoff Credit Systems 6% (d)(e)(g)		100,000	42,800
Woori Bank 4.25% (Reg. S) (e)(g)		200,000	191,520
TOTAL BANKS & THRIFTS			1,406,961
Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (d)(e)(g)		200,000	183,500
Diversified Financial Services - 0.4%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(g)		400,000	352,600
Energy - 0.1%
Repsol International Finance BV 4.247% (e)(g)	EUR	100,000	98,931
Homebuilders/Real Estate - 0.5%
Abertis Infraestructuras Finance BV 3.248% (Reg. S) (e)(g)	EUR	100,000	97,834
CIFI Holdings Group Co. Ltd. 11.741% (Reg. S) (e)(f)(g)		200,000	34,663
CPI Property Group SA 4.875% (Reg. S) (e)(g)	EUR	200,000	107,533
RKI Overseas Finance 2017 (A) 7% (Reg. S) (g)		200,000	121,000
Yuzhou Properties Co. U.S. TREASURY 5 YEAR INDEX + 8.520% 5.375% (Reg. S) (e)(f)(g)(h)		200,000	20,000
TOTAL HOMEBUILDERS/REAL ESTATE			381,030
Technology - 0.3%
Network i2i Ltd. 5.65% (Reg. S) (e)(g)		200,000	192,413
Telecommunications - 0.5%
Telefonica Europe BV:
3.875% (Reg. S) (e)(g)	EUR	300,000	304,217
4.375% (Reg. S) (e)(g)	EUR	100,000	106,365
TOTAL TELECOMMUNICATIONS			410,582
Utilities - 0.7%
Electricite de France SA:
3.375% (e)(g)	EUR	200,000	171,770
7.5% (Reg. S) (e)(g)	EUR	200,000	222,614
Terna - Rete Elettrica Nazionale 2.375% (Reg. S) (e)(g)	EUR	100,000	91,976
Veolia Environnement SA 2.5% (Reg. S) (e)(g)	EUR	100,000	88,322
TOTAL UTILITIES			574,682
TOTAL PREFERRED SECURITIES (Cost $4,430,825)			3,693,521

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (l) (Cost $5,384,913)	5,383,929	5,385,006

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $91,494,268)	81,427,689
NET OTHER ASSETS (LIABILITIES) - 0.3%	260,426
NET ASSETS - 100.0%	81,688,115

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $817,696 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,674,849 or 49.8% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $10,870 and $10,281, respectively.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	27,566

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	47,694

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261

Northeast Grocery, Inc.	11/08/21	5,075

Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,385,473	35,153,799	33,154,266	75,333	-	-	5,385,006	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	3,300	26,878	30,178	1	-	-	-	0.0%
Total	3,388,773	35,180,677	33,184,444	75,334	-	-	5,385,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, Government Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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